Related Party Transactions - Related Party Balances Included in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties-current:	$ 14,877	$ 5,954
Due from related parties non-current:	0	14,230
Equity investment	24,116	173,298	$ 92,281
Due to related parties-current :	4,979	972
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from related parties-current:	7,355	5,241
Due from related parties non-current:	0	4,767
Due to related parties-current :	2,193	0
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from related parties-current:	7,522	677
Due from related parties non-current:	0	9,463
Due to related parties-current :	1,014	0
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity investment	24,116	173,298
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due to related parties-current :	281	227
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Due to related parties-current :	96	200
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties-current :	373	312
Port Agent [Member]
Related Party Transaction [Line Items]
Due to related parties-current :	2	13
SUK
Related Party Transaction [Line Items]
Due from related parties-current:	0	36
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Due to related parties-current :	$ 1,020	$ 220